Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
CSL Ltd.	2,482	$353,371
GPT Group (The)	17,340	69,201

		422,572

Austria — 0.3%
Verbund AG	2,384	119,016

Belgium — 3.9%
Umicore SA	60,996	1,814,823

Canada — 0.2%
First Capital Realty Inc.	5,617	86,380

China — 10.5%
3SBio Inc.(a)	9,000	14,670
Beijing Enterprises Water Group Ltd.(b)	918,000	488,239
BYD Co. Ltd., Class A	15,300	106,478
BYD Co. Ltd., Class H(b)	93,500	547,366
China Conch Venture Holdings Ltd.	9,000	29,213
China Everbright International Ltd.(b)	374,000	353,939
China Longyuan Power Group Corp. Ltd., Class H	459,000	289,782
China Medical System Holdings Ltd.	36,000	31,681
China Mengniu Dairy Co. Ltd.	85,000	310,597
China Vanke Co. Ltd., Class A	37,400	144,030
China Vanke Co. Ltd., Class H	30,600	108,302
CSPC Pharmaceutical Group Ltd.	34,000	54,812
Fullshare Holdings Ltd.(b)(c)	340,000	31,656
Huaneng Renewables Corp. Ltd., Class H	850,000	229,831
New Oriental Education & Technology Group Inc., ADR(c)	22,185	1,900,145
Sihuan Pharmaceutical Holdings Group Ltd.	68,000	15,264
Sino Biopharmaceutical Ltd.	85,000	85,753
SOHO China Ltd.	68,000	21,249
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b).	27,304	28,730
Xinyi Solar Holdings Ltd.	204,000	111,880

		4,903,617

Denmark — 5.8%
Genmab A/S(c)	108	18,493
H Lundbeck A/S	1,428	57,195
Novo Nordisk A/S, Class B	16,983	797,545
Vestas Wind Systems A/S	22,610	1,848,951

		2,722,184

France — 6.0%
Covivio	1,190	124,519
Danone SA	11,492	914,357
Gecina SA	561	80,019
Ipsen SA	357	42,527
Klepierre SA	5,678	192,792
Suez	109,327	1,458,897

		2,813,111

Germany — 2.5%
KION Group AG	6,715	365,463
Vonovia SE	15,674	820,219

		1,185,682

Hong Kong — 2.7%
MTR Corp. Ltd.	34,000	207,932
Swire Properties Ltd.	10,200	42,020
WH Group Ltd.(a)	1,130,500	1,017,955

		1,267,907

Security	Shares	Value

India — 0.3%
Godrej Consumer Products Ltd.	1,644	$16,231
Hindustan Unilever Ltd.	2,924	75,039
Marico Ltd.	2,805	14,971
Nestle India Ltd.	119	19,633

		125,874

Indonesia — 0.1%
Indofood CBP Sukses Makmur Tbk PT	46,400	31,860
Unilever Indonesia Tbk PT	7,200	22,449

		54,309

Ireland — 1.3%
Kingspan Group PLC	11,917	619,631

Japan — 13.7%
Central Japan Railway Co.	7,400	1,543,385
Chugai Pharmaceutical Co. Ltd.	1,700	113,359
Daiichi Sankyo Co. Ltd.	6,800	329,118
East Japan Railway Co.	20,400	1,937,131
Japan Retail Fund Investment Corp.	51	102,681
NH Foods Ltd.	15,300	618,623
Nippon Prologis REIT Inc.	35	76,109
Nisshin Seifun Group Inc.	8,500	197,596
Nissin Foods Holdings Co. Ltd.	1,900	115,146
Nomura Real Estate Master Fund Inc.	51	79,101
Ono Pharmaceutical Co. Ltd.	5,400	95,492
Shionogi & Co. Ltd.	1,900	103,947
Sysmex Corp.	1,700	117,884
Terumo Corp.	5,100	145,050
TOTO Ltd.	10,800	402,358
Toyo Suisan Kaisha Ltd.	5,400	210,877
Unicharm Corp.	7,200	216,116

		6,403,973

Mexico — 0.3%
Gruma SAB de CV, Series B	7,225	68,859
Kimberly-Clark de Mexico SAB de CV, Class A	41,500	74,804

		143,663

Norway — 0.6%
Mowi ASA(c)	11,126	258,013

Singapore — 1.0%
CapitaLand Commercial Trust	30,695	43,043
CapitaLand Mall Trust	57,800	101,208
Keppel Corp. Ltd.	76,500	335,158

		479,409

South Korea — 1.9%
Samsung SDI Co. Ltd.	4,692	860,863

Spain — 1.2%
Siemens Gamesa Renewable Energy SA	37,196	578,219

Sweden — 1.6%
Essity AB, Class B	24,888	728,293

Switzerland — 0.5%
Geberit AG, Registered	527	231,527

Taiwan — 1.0%
Standard Foods Corp.	12,000	23,004
Uni-President Enterprises Corp.	170,000	437,200

		460,204

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 0.1%
BTS Group Holdings PCL, NVDR(b)	183,600	$66,136

United Kingdom — 9.9%
Berkeley Group Holdings PLC	29,546	1,301,903
Johnson Matthey PLC	47,651	1,858,235
Pearson PLC	148,767	1,475,671

		4,635,809

United States — 33.3%
AbbVie Inc.	23,511	1,803,529
ABIOMED Inc.(b)(c)	204	53,432
Acuity Brands Inc.	3,298	407,863
Amgen Inc.	8,058	1,343,268
Baxter International Inc.	5,219	383,283
BioMarin Pharmaceutical Inc.(c)	1,207	99,264
Celgene Corp.(c)	11,237	1,053,918
Citrix Systems Inc.	5,865	552,014
Colgate-Palmolive Co.	7,769	540,878
DexCom Inc.(c)	646	78,360
Digital Realty Trust Inc.	6,205	730,452
Edwards Lifesciences Corp.(c)	1,264	215,765
Gilead Sciences Inc.	23,783	1,480,492
HCP Inc.	12,546	397,834
Hormel Foods Corp.	7,837	309,483
Jazz Pharmaceuticals PLC(b)(c)	1,020	128,061
Kimberly-Clark Corp.	9,809	1,254,473
Procter & Gamble Co. (The)	17,867	1,838,693
Tesla Inc.(b)(c)	9,282	1,718,655
Vertex Pharmaceuticals Inc.(c)	1,326	220,355
VMware Inc., Class A	1,156	204,589
Vornado Realty Trust	5,678	376,054
Xylem Inc./NY	5,049	374,737

		15,565,452

Total Common Stocks — 99.6%
(Cost: $46,141,269)		46,546,667

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	1,073,144	$1,073,573
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	102,180	102,180

		1,175,753

Total Short-Term Investments — 2.5%
(Cost: $1,175,659)		1,175,753

Total Investments in Securities — 102.1%
(Cost: $47,316,928)		47,722,420

Other Assets, Less Liabilities — (2.1)%		(986,896)

Net Assets — 100.0%		$46,735,524

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	482,597	590,547	1,073,144	$1,073,573	$14,776	(a)	$(270)	$59
BlackRock Cash Funds: Treasury, SL Agency Shares	—	102,180	102,180	102,180	717		—	—

				$1,175,753	$15,493		$(270)	$59

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Impact ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,546,667	$—	$—	$46,546,667
Money Market Funds	1,175,753	—	—	1,175,753

	$47,722,420	$—	$—	$47,722,420

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

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